Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		$ 12,443	$ 11,814
Assets incorporated by business combination	[1]	1,009	26
Deconsolidation		(7,108)
Currency translation adjustment		7,382	2,290
Transfers to assets held for sale		(9)	(182)
Transfers to trading properties			(13)
Reclassification of previous periods			31
Additions		652	618
Disposals			(52)
Depreciation charge	[2]	(2,006)	(2,089)
Balance at period end		12,363	12,443
Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		16,384	13,036
Assets incorporated by business combination
Balance at period end		21,004	16,384
Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		(3,941)	(1,222)
Assets incorporated by business combination
Balance at period end		(8,641)	(3,941)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,806	2,238
Assets incorporated by business combination	[1]	994	26
Deconsolidation		(2,666)
Currency translation adjustment		1,987	511
Transfers to assets held for sale
Transfers to trading properties
Reclassification of previous periods			31
Additions
Disposals
Depreciation charge	[2]
Balance at period end		3,121	2,806
Goodwill [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,806	2,238
Assets incorporated by business combination
Balance at period end		3,121	2,806
Goodwill [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning
Assets incorporated by business combination
Balance at period end
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		3,954	3,355
Assets incorporated by business combination	[1]
Deconsolidation		(3,393)
Currency translation adjustment		2,561	732
Transfers to assets held for sale			(81)
Transfers to trading properties
Reclassification of previous periods
Additions
Disposals
Depreciation charge	[2]	(45)	(52)
Balance at period end		3,077	3,954
Trademarks [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		4,029	3,378
Assets incorporated by business combination
Balance at period end		3,274	4,029
Trademarks [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		(75)	(23)
Assets incorporated by business combination
Balance at period end		(197)	(75)
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		792	759
Assets incorporated by business combination	[1]
Deconsolidation
Currency translation adjustment		470	148
Transfers to assets held for sale
Transfers to trading properties
Reclassification of previous periods
Additions
Disposals
Depreciation charge	[2]	(86)	(115)
Balance at period end		1,176	792
Licenses [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		1,002	817
Assets incorporated by business combination
Balance at period end		1,657	1,002
Licenses [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		(210)	(58)
Assets incorporated by business combination
Balance at period end		(481)	(210)
Customer Relations [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,562	3,219
Assets incorporated by business combination	[1]
Deconsolidation		(442)
Currency translation adjustment		1,126	494
Transfers to assets held for sale			(36)
Transfers to trading properties
Reclassification of previous periods
Additions
Disposals
Depreciation charge	[2]	(945)	(1,115)
Balance at period end		2,301	2,562
Customer Relations [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		4,746	3,923
Assets incorporated by business combination
Balance at period end		6,933	4,746
Customer Relations [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		(2,184)	(704)
Assets incorporated by business combination
Balance at period end		(4,632)	(2,184)
Information Systems And Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		1,301	957
Assets incorporated by business combination	[1]
Deconsolidation		(497)
Currency translation adjustment		828	235
Transfers to assets held for sale			(21)
Transfers to trading properties
Reclassification of previous periods
Additions		572	588
Disposals
Depreciation charge	[2]	(534)	(458)
Balance at period end		1,670	1,301
Information Systems And Software [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		2,122	1,202
Assets incorporated by business combination
Balance at period end		3,304	2,122
Information Systems And Software [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning		(821)	(245)
Assets incorporated by business combination
Balance at period end		(1,634)	(821)
Contracts And Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning	[3],[4]	1,028	1,286
Assets incorporated by business combination	[1],[3],[4]	15
Deconsolidation	[3],[4]	(110)
Currency translation adjustment	[3],[4]	410	170
Transfers to assets held for sale	[3],[4]	(9)	(44)
Transfers to trading properties	[3],[4]		(13)
Reclassification of previous periods	[3],[4]
Additions	[3],[4]	80	30
Disposals	[3],[4]		(52)
Depreciation charge	[2],[3],[4]	(396)	(349)
Balance at period end	[3],[4]	1,018	1,028
Contracts And Others [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning	[3],[4]	1,679	1,478
Assets incorporated by business combination
Balance at period end	[3],[4]	2,715	1,679
Contracts And Others [Member] | Accumulated Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the period beginning	[3],[4]	(651)	(192)
Assets incorporated by business combination
Balance at period end	[3],[4]	$ (1,697)	$ (651)

[1]	See Note 4. Includes other non-significant business combinations.
[2]	Amortization charge was recognized in the amount of Ps. 489 and Ps. 488 under "Costs", in the amount of Ps. 399 and Ps. 339 under "General and administrative expenses" and Ps. 880 and Ps. 1,231 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 26). In addition, a charge of Ps. 238 and Ps. 31 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively
[3]	Includes "Rights of use". Corresponds to Distrito Arcos.
[4]	Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction, which suspended the works, to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the "barter agreement" dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.